Financial instruments designated at fair value through OCI (Details Narrative) - PEN (S/) S/ in Thousands		12 Months Ended
	Dec. 14, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Proceeds from sale of available for sale financial investments			S/ 694
Financial Assets Available-for-Sale, Category [Member] | Equity Investments [Member] | Union Andina de Cementos S.A.A. [Member]
Disclosure of financial assets [line items]
Number of shares of Union Andina de Cementos S.A.A.				256,624
Proceeds from sale of available for sale financial investments	S/ 694
Gain from sale of available for sale financial investments	S/ 243